Restructuring initiatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Group-wide restructuring initiatives primarily focusing on the Wholesale Division [Member]
Restructuring Initiatives [Line Items]
Restructuring costs	¥ 12,679	¥ 372
Liabilities relating to restructuring costs including currency translation adjustments		2,148
Wholesale division [Member]
Restructuring Initiatives [Line Items]
Restructuring costs	2,650	15,588
Restructuring costs in total	18,238
Liabilities relating to restructuring costs including currency translation adjustments	3,760	8,165
Restructuring costs settled	¥ 6,610